Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 77,767	$ 61,859
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	71,655	56,682
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	2,782	2,952
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 3,330	$ 2,225